COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	97.9%
COMMUNICATIONS—TOWERS	19.3%
American Tower Corp.		1,192,724	$288,317,173
Crown Castle International Corp.		1,542,367	256,804,105
SBA Communications Corp.		466,115	148,448,305

			693,569,583

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	2.1%
Boyd Gaming Corp.		917,453	28,156,633
Caesars Entertainment, Inc.(a)		808,549	45,327,257

			73,483,890

REAL ESTATE	76.5%
DATA CENTERS	11.5%
CyrusOne, Inc.		1,194,392	83,643,272
Equinix, Inc.		391,600	297,666,908
QTS Realty Trust, Inc., Class A		487,334	30,711,789

			412,021,969

HEALTH CARE	12.4%
Healthcare Trust of America, Inc., Class A		1,261,687	32,803,862
Healthpeak Properties, Inc.		3,717,869	100,940,143
Medical Properties Trust, Inc.		3,458,363	60,970,940
Ventas, Inc.		2,355,456	98,834,934
Welltower, Inc.		2,750,755	151,539,093

			445,088,972

HOTEL	0.4%
Host Hotels & Resorts, Inc.		1,319,499	14,237,394

INDUSTRIALS	11.7%
Americold Realty Trust		1,755,575	62,761,806
BG LLH LLC (Lineage Logistics)(b)		305,663	17,603,103
Duke Realty Corp.		4,556,812	168,146,363
First Industrial Realty Trust, Inc.		691,408	27,518,038
Prologis, Inc.		1,413,188	142,194,977

			418,224,287

NET LEASE	10.8%
Agree Realty Corp.		696,990	44,356,443
Spirit Realty Capital, Inc.		2,758,565	93,101,569
VEREIT, Inc.		11,406,831	74,144,401

		Shares	Value
VICI Properties, Inc.		5,633,905	$131,664,360
WP Carey, Inc.		709,204	46,211,733

			389,478,506

OFFICE	2.2%
Hudson Pacific Properties, Inc.		2,088,463	45,799,994
Kilroy Realty Corp.		634,349	32,960,774

			78,760,768

RESIDENTIAL	10.1%
APARTMENT	7.9%
Apartment Investment & Management Co., Class A		911,743	30,743,974
Essex Property Trust, Inc.		566,658	113,779,260
UDR, Inc.		4,305,248	140,394,137

			284,917,371

MANUFACTURED HOME	0.2%
Sun Communities, Inc.		49,089	6,902,404

SINGLE FAMILY	2.0%
Invitation Homes, Inc.		2,528,698	70,778,257

TOTAL RESIDENTIAL			362,598,032

SELF STORAGE	9.6%
Extra Space Storage, Inc.		945,379	101,146,099
Public Storage		1,089,058	242,554,998

			343,701,097

SHOPPING CENTERS	4.9%
COMMUNITY CENTER	1.0%
Kimco Realty Corp.		1,539,074	17,329,973
SITE Centers Corp.		2,683,617	19,322,043

			36,652,016

REGIONAL MALL	3.9%
Simon Property Group, Inc.		2,161,955	139,835,249

TOTAL SHOPPING CENTERS			176,487,265

TIMBER	2.9%
Weyerhaeuser Co.		3,646,477	103,997,524

TOTAL REAL ESTATE			2,744,595,814

TOTAL COMMON STOCK (Identified cost—$3,037,668,239)			3,511,649,287

		Shares	Value
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02%(c)		21,730,483	$21,730,483

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$21,730,483)			21,730,483

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,059,398,722)	98.5%		3,533,379,770
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5		52,771,306

NET ASSETS (Equivalent to $40.23 per share based on 89,150,959 shares of common stock outstanding)	100.0%		$3,586,151,076

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Restricted security. Aggregate holdings equal 0.5% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $19,103,906 ($62.50 per share). Security value is determined based on significant unobservable inputs (Level 3).

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate – Industrials	$418,224,287	$400,621,184	$—	$17,603,103(a	)
Other Industries	3,093,425,000	3,093,425,000	—	—
Short-Term Investments	21,730,483	—	21,730,483	—

Total Investments in Securities(b)	$3,533,379,770	$3,494,046,184	$21,730,483	$17,603,103

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Common Stock – Real Estate – Industrials
Balance as of December 31, 2019	$—
Purchases	19,103,906
Change in unrealized appreciation (depreciation)	(1,500,803)

Balance as of September 30, 2020	$17,603,103

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $(1,500,803).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2020	Valuation Technique	Unobservable Inputs	Range/Weighted Average	Valuation from an Increase in Input (a)
Common Stock— Real Estate— Industrials	$17,603,103	Market Comparable Companies	Enterprise Value/ EBITDA Ratio	19.3x – 30.1x / 22.8%	Increase
			Liquidity Discount	41%	Decrease

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock—Real Estate—Industrials are the Enterprise Value to Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA) ratio and Liquidity Discount.

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.